30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information
Interest paid	$ (207,339)	$ (219,773)	$ (165,173)
Interest received	11,802	6,201	6,620
Capitalized interest	19,120	18,324	6,292
Interest paid, net of capitalized interest and interest received	$ (176,417)	$ (195,248)	$ (152,261)